Operating costs (Details) - CHF (SFr)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Operating costs
Staff costs (note 18)	SFr 1,352,084	SFr 1,273,385	SFr 3,545,057	SFr 2,163,344
Depreciation (notes 8/9)	83,346	88,264	170,178	176,909
External research and development costs	4,677,306	2,781,951	7,184,492	4,741,337
Laboratory consumables	100,849	55,561	182,211	138,906
Patent maintenance and registration costs	96,617	66,270	171,849	144,961
Professional fees	323,390	642,403	781,544	928,746
Short-term leases	14,596	8,046	27,861	16,437
D&O Insurance	411,861	396,838	795,688	795,858
Other operating costs	218,609	265,799	426,311	542,468
Total operating costs	SFr 7,278,658	SFr 5,578,517	SFr 13,285,191	SFr 9,648,966